UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: December 31, 2021

Date of reporting period: December 31, 2021

Item 1. Reports	to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors’ Inner Circle Fund II

Sprucegrove International Equity Fund

Sprucegrove International Equity Master Fund

ANNUAL REPORT	DECEMBER 31, 2021

Investment Adviser: Sprucegrove Investment Management Ltd.

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE FUNDS DECEMBER 31, 2021 (Unaudited)

The Funds file their complete schedules of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-Port (Form N-Q for filings prior to March 31, 2020) within sixty days after period end. The Funds’ Form N-Q and Form N-Port reports are available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to fund securities, as well as information relating to how the Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1- 866-392-2626; and (ii) on the SEC’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE FUNDS DECEMBER 31, 2021 (Unaudited)

Investment Strategy

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities. This investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders. For purposes of the Fund’s 80% investment policy, equity securities include common and preferred stock, warrants and rights, securities convertible into other equity securities, and securities of other investment companies. Equity securities also include depositary receipts (including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”)), which are certificates that are typically issued by a bank or trust company that represent ownership interests in securities of non-U.S. companies. The Fund may invest in equity securities of companies of any market capitalization.

Performance Review

For the Period from Inception (March 31, 2021) to December 31, 2021, the International Equity Fund (the “International Equity Fund”), Institutional Class, returned -0.11% compared to 7.52% for the MSCI EAFE Index. Earlier in 2021, companies more sensitive to the economic cycle or classified as value equities outperformed growth stocks, which had dominated during the pandemic. That trend reversed mid-year after the Delta variant appeared to put the recovery at risk or at least caused growth rates to be revised down. However, global growth has been resilient going into 2022, evidenced by the robust demand across industries.

Over the year, the Fund’s underperformance was mainly due to overweight positions and stock selection in Materials and Industrials. Underperformance was partially offset by positive relative performance due to stock selection in Consumer Discretionary and an underweight position in in Communication Services.

From a country perspective, the Fund’s underperformance was mainly due to an overweight position in Emerging Markets and stock selection in Germany and Holland.

Manager’s Discussion

While the global economy continues to recover gradually, it faces several macro-economic risks, including a tightening shift in monetary and fiscal policies, resurgent inflation, supply chain challenges, and the emergence of new COVID variants. The latest wave of the COVID variant, Omicron, created significant volatility and further uncertainty late in the year. While early data suggests that it is more transmissible but may cause less-severe symptoms than prior variants, its full impact on health care systems worldwide and the global economy is yet to be determined.

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE INTERNATIONAL EQUITY FUND DECEMBER 31, 2021 (Unaudited)

* Inception date of the Fund is March 31, 2021.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE INTERNATIONAL EQUITY FUND DECEMBER 31, 2021 (Unaudited)

See definition of comparative indices below.

Definition of the Comparative Index

The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. The MSCI EAFE Index consists of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and he United Kingdom*.

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE INTERNATIONAL EQUITY FUND DECEMBER 31, 2021

STATEMENT OF ASSETS AND LIABILITIES

Assets:
Investments in Master Fund, at Value (Cost $1,105,671)	$1,054,039
Cash	16,422
Deferred Offering Costs (Note 2)	25,055
Receivable Due from Advisor	27,736
Other Prepaid Expenses	14,524

Total Assets	1,137,776

Liabilities:
Payable to Administrator	46
Shareholder Servicing Fees Payable	11
Chief Compliance Officer Fees Payable	1,846
Payable to Trustees	32
Accrued Transfer Agency Expenses	8,856
Accrued Audit Expenses	7,500
Accrued Legal Expenses	4,909
Accrued Printing Expenses	3,359
Other Accrued Expenses and Other Payables	2,770

Total Liabilities	29,329

Net Assets	$1,108,447

Net Assets Consist of:
Paid-in Capital	$1,133,445
Total Accumulated Losses	(24,998)

Net Assets	$1,108,447

Advisor Class Shares:
Net Assets	$9,716
Outstanding Shares of beneficial interest (unlimited authorization — no par value)	113
Net Asset Value, Offering and Redemption Price Per Share	$86.33~

Investor Class Shares:
Net Assets	$99,878
Outstanding Shares of beneficial interest (unlimited authorization — no par value)	1,160
Net Asset Value, Offering and Redemption Price Per Share	$86.12~

Institutional Class Shares:
Net Assets	$998,853
Outstanding Shares of beneficial interest (unlimited authorization — no par value)	11,611
Net Asset Value, Offering and Redemption Price Per Share	$86.03

~ Net Assets divided by Shares do not calculate to the stated Net Asset Value because Net Assets and Shares are shown Rounded.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE INTERNATIONAL EQUITY FUND FOR THE PERIOD ENDED DECEMBER 31, 2021(1)

STATEMENT OF OPERATIONS

Investment Income:
Dividends	$26,037

Expenses:
Chief Compliance Officer Fees	6,410
Investment Advisory Fees	4,230
Administration Fees	423
Trustees’ Fees	59
Shareholder Serving Fees, Investor Class	10
Shareholder Serving Fees, Advisor Class	1
Distribution Fees, Advisor Class	1
Offering Costs	59,762
Legal Fees	40,000
Transfer Agent Fees	37,603
Audit Fees	15,000
Registration and Filing Fees	8,683
Printing Fees	8,500
Custodian Fees	506
Other Expenses	5,352

Total Expenses	186,540

Less:
Waiver of Investment Advisory Fees (Note 5)	(4,230)
Reimbursement from Advisor (Note 5)	(177,424)

Net Expenses	4,886

Net Investment Income	21,151

Net Realized Gain on:
Investments in Master Fund	28,928

Net Realized Gain	28,928

Net Change in Unrealized Depreciation on:
Investments in Master Fund	(51,632)

Net Change in Unrealized Depreciation	(51,632)

Net Realized and Unrealized Loss on Investments in Master Fund	(22,704)

Net Decrease in Net Assets Resulting from Operations	$(1,553)

(1) Commenced operations on March 31, 2021.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE INTERNATIONAL EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS

Period Ended December 31, 2021(1)
Operations:
Net Investment Income	$21,151
Net Realized Gain on Investments in Master Fund	28,928
Net Change in Unrealized Depreciation on Investments in Master Fund	(51,632)

Net Decrease in Net Assets Resulting From Operations	(1,553)

Distributions:
Advisor Class Shares	(193)
Investor Class Shares	(2,009)
Institutional Class Shares	(21,243)

Total Distributions	(23,445)

Capital Share Transactions:
Advisor Class Shares
Issued	10,000
Reinvestment of Distributions	193

Net Advisor Share Transactions	10,193

Investor Class Shares
Issued	100,000
Reinvestment of Distributions	2,009

Net Investor Share Transactions	102,009

Institutional Class Shares
Issued	1,000,000
Reinvestment of Distributions	21,243

Net Institutional Share Transactions	1,021,243

Net Increase in Net Assets From Capital Share Transactions	1,133,445

Total Increase in Net Assets	1,108,447

Net Assets:
Beginning of Period	–

End of Period	$1,108,447

Amount designated as “—” is $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE INTERNATIONAL EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS

Period Ended December 31, 2021(1)
Share Transactions:
Advisor Class Shares
Issued	111
Reinvestment of Distributions	2

Total Advisor Share Transactions	113

Investor Class Shares
Issued	1,137
Reinvestment of Distributions	23

Total Investor Share Transactions	1,160

Institutional Class Shares
Issued	11,364
Reinvestment of Distributions	247

Total Institutional Share Transactions	11,611

Net Increase in Shares Outstanding From Share Transactions	12,884

(1) Commenced operations on March 31, 2021.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE INTERNATIONAL EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout the Period

	Period Ended December 31, 2021(1)
Advisor Class Shares
Net Asset Value, Beginning of Period	$90.65

Income (Loss) from Investment Operations:
Net Investment Income*	1.89
Net Realized and Unrealized Loss	(4.47)

Total from Investment Operations	(2.58)

Dividends and Distributions:
Net Investment Income	(1.59)
Capital Gains	(0.15)

Total Dividends and Distributions	(1.74)

Net Asset Value, End of Period	$86.33

Total Return†	(2.83)%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$10
Ratio of Net Expenses to Average Net Assets	0.65	%††#
Ratio of Gross Expenses to Average Net Assets	26.51	%††#
Ratio of Net Investment Income to Average Net Assets	6.38	%††

*	Per share calculations were performed using average shares for the period.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares

††	Annualized
#	Had the advisor not waived indirect expenses charged at the master fund, this ratio would have been 0.67% and 26.53%.
(1)	Commenced operations on August 31, 2021.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE INTERNATIONAL EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout the Period

	Period Ended December 31, 2021(1)
Investor Class Shares
Net Asset Value, Beginning of Period	$88.00

Income (Loss) from Investment Operations:
Net Investment Income*	1.68
Net Realized and Unrealized Loss	(1.80)

Total from Investment Operations	(0.12)

Dividends and Distributions:
Net Investment Income	(1.61)
Capital Gains	(0.15)

Total Dividends and Distributions	(1.76)

Net Asset Value, End of Period	$86.12

Total Return†	(0.12)%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$100
Ratio of Net Expenses to Average Net Assets	0.59	%††#
Ratio of Gross Expenses to Average Net Assets	22.05	%††#
Ratio of Net Investment Income to Average Net Assets	2.47	%††

*	Per share calculations were performed using average shares for the period.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares

††	Annualized
#	Had the advisor not waived indirect expenses charged at the master fund, this ratio would have been 0.61% and 22.07%.
(1)	Commenced operations on March 31, 2021.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE INTERNATIONAL EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout the Period

	Period Ended December 31, 2021(1)
Institutional Class Shares
Net Asset Value, Beginning of Period	$88.00

Income (Loss) from Investment Operations:
Net Investment Income*	1.69
Net Realized and Unrealized Loss	(1.80)

Total from Investment Operations	(0.11)

Dividends and Distributions:
Net Investment Income	(1.71)
Capital Gains	(0.15)

Total Dividends and Distributions	(1.86)

Net Asset Value, End of Period	$86.03

Total Return†	(0.11)%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$999
Ratio of Net Expenses to Average Net Assets	0.58	%††#
Ratio of Gross Expenses to Average Net Assets	22.03	%††#
Ratio of Net Investment Income to Average Net Assets	2.49	%††

*	Per share calculations were performed using average shares for the period.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares

††	Annualized
#	Had the advisor not waived indirect expenses charged at the master fund, this ratio would have been 0.60% and 22.05%.
(1)	Commenced operations on March 31, 2021.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE INTERNATIONAL EQUITY FUND DECEMBER 31, 2021

NOTES TO FINANCIAL STATEMENTS (continued)

1. Organization:

The Advisors’ Inner Circle Fund II (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated July 24, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 11 funds. The financial statements herein are those the Sprucegrove International Equity Fund (the “Feeder Fund” or “Feeder” or the “Fund”). The investment objective of the Fund is long-term capital appreciation. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund of the Trust are segregated, and a shareholder’s interest is limited to the fund of the Trust in which shares are held.

The Feeder Fund invests substantially all of its assets in the Sprucegrove International Equity Master Fund (the “Master Fund”), a Massachusetts business trust also registered under the 1940 Act as a diversified, open-end management investment company. The Feeder Fund’s investments typically will consist solely of the Master Fund’s shares. Therefore, the Feeder Fund’s investment results will correspond directly to the investment results of the Master Fund. This form of investment structure is commonly known as a “master-feeder” structure. The Master Fund has the same investment objective and identical investment policies as those of the Feeder Fund. Refer to the Feeder Fund’s and Master Fund’s investments and also refer to the risks of investing in the Feeder Fund and Master Fund, except as otherwise provided. The financial statements of the Master Fund, including the Schedule of Investments, are attached to this report and should be read in conjunction with the Feeder Fund’s financial statements.

As of December 31, 2021, the Feeder Fund has 0.24% ownership interest in the Master Fund.

2. Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund. The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements, in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Net Asset Value Determination - The Fund calculates its NAV once each Business Day as of the close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). To receive the current Business Day’s NAV, the Fund or an authorized institution must receive any purchase order in proper form before the

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE INTERNATIONAL EQUITY FUND DECEMBER 31, 2021

NOTES TO FINANCIAL STATEMENTS (continued)

close of normal trading on the NYSE. If the NYSE closes early, as in the case of scheduled half-day trading or unscheduled suspensions of trading, the Fund reserves the right to calculate NAV as of the earlier closing time. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions. Shares will only be priced on Business Days. Since securities that are traded on foreign exchanges may trade on days that are not Business Days, the value of the Fund’s assets may change on days when purchasing or redeeming shares is not available.

Investment in the Master Fund - The Fund’s investment in the Master Fund is valued at an amount equal to the net asset value of the investment without discount or premium, which approximates fair value. Income, expense and net realized gain (losses) of the Master Fund, are allocated daily to the Fund based on its pro-rata ownership of the Master Fund. The more relevant disclosure regarding fair value measurements impacting the Fund is related to the Master Fund’s investments. Such disclosure can be found in the Notes to the Master Fund’s attached financial statements.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., from commencement of operations, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended December 31, 2021, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Fund did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income and expense are recorded on the ex-dividend date. Dividend income is recorded net of unrecoverable withholding

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE INTERNATIONAL EQUITY FUND DECEMBER 31, 2021

NOTES TO FINANCIAL STATEMENTS (continued)

tax. Interest income is recognized on the accrual basis from settlement date. Certain dividends and expenses from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains (losses), and non-class specific expenses are allocated to the respective class on basis of relative daily net assets.

Cash — Idle cash may be swept into various time deposit accounts and is classified as cash on the Statements of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times may exceed United States federally insured limits. Amounts invested are available on the same business day.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Dividends and Distributions to Shareholders — The Fund distributes substantially all of its net investment income quarterly. Distributions from net realized capital gains, if any, are declared and paid annually. All distributions are recorded on ex-dividend date.

Deferred Offering Costs — Offering costs, including costs of printing initial prospectus, legal and registration fees, are amortized over twelve-month from inception of the Fund. As of December 31, 2021, the remaining amount still to be amortized for the Sprucegrove International Equity Fund was $25,055.

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the CCO and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4. Administration, Distribution, Shareholder Servicing, Custodian and Transfer Agent Agreements:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides administration services to the Fund. For these

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE INTERNATIONAL EQUITY FUND DECEMBER 31, 2021

NOTES TO FINANCIAL STATEMENTS (continued)

services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the period ended December 31, 2021, Sprucegrove International Equity Fund paid $423 for these services.

The Fund has adopted a distribution plan with respect to the Advisor Class in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. Because these fees are paid out of the Fund’s assets continuously, over time, these fees will increase the cost of your investment. Under the distribution plan, the Fund may receive up to 0.25% of the average daily net assets of the Advisor Class as compensation for distribution and shareholder services.

The Fund has adopted a shareholder servicing plan (the “Service Plan”) under which a shareholder servicing fee of up to 0.15% of average daily net assets of the Investor Class Shares and the Advisor Class Shares of the Fund will be paid to other service providers. Certain brokers, dealers, banks, trust companies and other financial representatives receive compensation from the Fund for providing a variety of services, including record keeping and transaction processing. Such fees are based on the assets of the Fund that are serviced by the financial representative. Such fees are paid by the Fund to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Fund’s transfer agent would not exceed the amount that would have been charged had the accounts serviced by the financial representative been registered directly through the transfer agent. All fees in excess of this calculated amount are paid by the Adviser. These fees are disclosed on the Statement of Operations as Shareholder Servicing Fees. For the period ended December 31, 2021, the Sprucegrove International Equity Fund paid $11 for these services.

DST Systems, Inc., serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

5. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser has contractually agreed to reduce its fees and/or reimburse expenses to the extent necessary to keep the Fund’s total annual Fund operating expenses (excluding distribution and/or service (12b-1) fees, interest, taxes, brokerage commissions, and other costs and expenses relating to the securities that are purchased and sold by the Fund, dividend and interest expenses on securities sold short, fees and expenses incurred in connection with tax reclaim recovery services, other expenditures which are capitalized in accordance with generally accepted accounting principles, and non-routine expenses (collectively, “excluded expenses”)) for Institutional Class Shares,

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE INTERNATIONAL EQUITY FUND DECEMBER 31, 2021

NOTES TO FINANCIAL STATEMENTS (continued)

Investor Class Shares, and Advisor Class Shares from exceeding 0.60% of the average daily net assets of each of the Fund share classes until April 30, 2023. This agreement may be terminated by: (i) the Board, for any reason at any time; or (ii) the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on April 30, 2023. In addition, the Advisor may receive from the Fund the difference between the total annual Fund operating expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the three-year period preceding the recoupment if at any point total annual Fund operating expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment.

The Feeder Fund, by investing in the Master Fund, indirectly bears its pro rata share of the expenses inclusive of waivers. “Fund Operating Expenses” are defined to include all expenses incurred in the business of the Feeder Fund, either directly or indirectly, through its investment in the Master Fund, provided that the Excluded Expenses, as defined above, are excluded from the definition of Fund Operating Expenses.

At December 31, 2021, the amount the Adviser may seek as reimbursement of previously waived fees and reimbursed expenses is as follows:

Fiscal Year	Subject to Repayment until June 30:	Amount
2021	2024	$ 181,654

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Portfolio at a fee calculated at an annual rate of 0.50% of the average daily net assets of the Fund.

6. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain/(loss) on investment transactions for a reporting period may differ significantly from distributions during the year. The book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital as appropriate, in the period that the difference arises.

There is no permanent difference in current year that would require a charge or credit to distributable earnings or paid in capital accounts.

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE INTERNATIONAL EQUITY FUND DECEMBER 31, 2021

NOTES TO FINANCIAL STATEMENTS (continued)

The tax character of dividends and distributions declared during the period ended December 31, 2021, were as follows:

		Ordinary Income	Long-Term Capital Gain	Total
International Equity Fund	2021	$23,087	$358	$23,445

As of December 31, 2021, the components of Distributable Earnings on a tax basis were as follows:

International Equity Fund
Undistributed Long-Term Capital Gains	$26,634
Unrealized Depreciation	(51,631)
Other Temporary Differences	(1)

Total Accumulated Losses	$(24,998)

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for investments held by the Fund at December 31, 2021, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Depreciation
International Equity Fund	$1,105,671	$—	$(51,632)	$(51,632)

7. Concentration of Shareholders:

At December 31, 2021, the percentage of total shares outstanding held by shareholders, which are comprised of individual shareholders and omnibus accounts that are held on behalf of various individual shareholders was as follows:

	No. of Shareholders	% Ownership
International Equity Fund	1	100%

In the normal course of business, the Fund enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE INTERNATIONAL EQUITY FUND DECEMBER 31, 2021

NOTES TO FINANCIAL STATEMENTS (concluded)

8. Concentration of Risks:

New Fund Risk – Because the Fund is new, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Master-Feeder Structure Risk – The Feeder Fund does not invest directly in securities but instead invests through the Master Fund that has the same goals and strategies under a master-feeder structure. The Feeder Fund pursues its investment objective by investing in the Master Fund. There is no guarantee that the Feeder Fund will perform in line with the Master Fund. Additionally, a change in the in investment objective, policies or restrictions of the Master Fund may cause the Feeder Fund to not meet its investment objectives.

Because the Feeder Fund has substantially all of its capital invested in the Master fund, it is subject to the same risks as the Master Fund. Refer to Note 9 in the Master Fund’s financial statements.

9. Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements as of December 31, 2021.

On September 7, 2021, Brown Brothers Harriman & Co. (“BBH”), the Fund’s custodian, announced that it had entered into an agreement with State Street Bank and Trust Company (“State Street”) to sell BBH’s Investor Services business to State Street (the “Transaction”). The Transaction is subject to certain closing conditions, including regulatory and customary approvals, and it is expected to be consummated in the first quarter of 2022 (the “Closing Date”). Consequently, as a result of the Transaction, it is expected that State Street will replace BBH as the Fund’s custodian effective as of the Closing Date.

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE INTERNATIONAL EQUITY FUND DECEMBER 31, 2021

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The Advisors’ Inner Circle Fund II and Shareholders of Sprucegrove International Equity Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Sprucegrove International Equity Fund (one of the Funds constituting The Advisors’ Inner Circle Fund II, hereafter referred to as the “Fund”) as of December 31, 2021, and the related statements of operations and changes in net assets, including the related notes, for the period March 31, 2021 (commencement of operations) through December 31, 2021, and the financial highlights for the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2021, and the results of its operations and changes in its net assets for the period March 31, 2021 (commencement of operations) through December 31, 2021, and the financial highlights for the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021 by correspondence with the transfer agent. We believe that our audit provides a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

March 1, 2022

We have served as the auditor of one or more investment companies in Sprucegrove Investment Management Ltd. since 2021.

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE INTERNATIONAL EQUITY FUND DECEMBER 31, 2021 (Unaudited)

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for Fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2021 to December 31, 2021.

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE INTERNATIONAL EQUITY FUND DECEMBER 31, 2021 (Unaudited)

DISCLOSURE OF FUND EXPENSES (Unaudited)

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 7/01/21	Ending Account Value 12/31/21	Annualized Expense Ratios	Expenses Paid During Period*
International Equity Fund - Advisor Shares
Actual Fund Return	$1,000.00	$971.70	0.65%	$2.16	**

Hypothetical 5% Return	1,000.00	1,021.88	0.65	3.30
International Equity Fund - Institutional Shares
Actual Fund Return	$1,000.00	$962.30	0.58%	$2.86

Hypothetical 5% Return	1,000.00	1,022.29	0.58	2.95
International Equity Fund - Investor Shares
Actual Fund Return	$1,000.00	$962.70	0.59%	$2.92

Hypothetical 5% Return	1,000.00	1,022.53	0.59	3.01

*        Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one half period shown.)

**   Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 123/365 (to reflect the period since inception.)

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE INTERNATIONAL EQUITY FUND DECEMBER 31, 2021 (Unaudited)

NOTICE TO SHAREHOLDERS (Unaudited)

For shareholders that do not have a December 31, 2021 tax year end, this notice is for informational purposes only. For shareholders with a December 31, 2021 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal period ended December 31, 2021, the Fund is designating the following items with regard to distributions paid during the period.

Return of Capital	Long Term Capital Gain Distribution	Ordinary Income Distributions	Total Distributions	Dividends Qualifying for Corporate Dividend Received Deduction(1)	Qualifying Dividend Income(2)	U.S. Government Interest(3)	Interest Related Dividends(4)	Qualified Short-Term Capital Gain(5)
International Equity Fund
0.00%	1.53%	98.47%	100.00%	0.00%	100.00%	0.00%	0.00%	100.00%

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions).

(2) The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of the Fund to designate the maximum amount permitted by law.

(3) “U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of ordinary income. (the total of short term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4) The percentage in this column represents the amount of “Interest Related Dividend” and is reflected as a percentage of ordinary income distributions. Interest related dividends are exempted from U.S. withholding tax when paid to foreign investors.

(5) The percentage of this column represents the amount of “Short-Term Capital Gain Dividends” and is reflected as a percentage of short term capital gain distributions that is exempted from U.S. withholding tax when paid to foreign investors.

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2021. Complete information will be computed and reported in conjunction with your 2021 Form 1099-DIV.

(This page intentionally left blank)

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE INTERNATIONAL EQUITY MASTER FUND DECEMBER 31, 2021 (Unaudited)

* Inception date of the Fund is March 22, 2021.

† The Advisor managed a similar strategy of an unregistered mutual fund that commenced operations on September 30, 1985. Please refer to the most recent Sprucegrove Fund’s prospectus for historical performance.”

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE INTERNATIONAL EQUITY MASTER FUND DECEMBER 31, 2021 (Unaudited)

Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices below.

Definition of the Comparative Index

The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. The MSCI EAFE Index consists of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and he United Kingdom*.

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE INTERNATIONAL EQUITY MASTER FUND DECEMBER 31, 2021

SECTOR WEIGHTINGS (Unaudited)†:

† Percentages are based on total investments

SCHEDULE OF INVESTMENTS
COMMON STOCK — 94.8%

	Shares	Value
AUSTRALIA — 1.4%
Adbri Ltd	891,300	$1,827,417
National Australia Bank Ltd	209,005	4,382,446

		6,209,863

BRAZIL — 2.8%
Ambev SA ADR	2,665,300	7,462,840
Banco Bradesco SA ADR	1,420,272	4,857,330

		12,320,170

CANADA — 3.6%
Alimentation Couche-Tard, Cl B	103,100	4,325,931
Bank of Nova Scotia	78,203	5,544,139
Saputo Inc	148,100	3,341,527
Stella-Jones	76,100	2,410,451

		15,622,048

CHINA — 0.7%
Alibaba Group Holding *	213,000	3,248,426

FINLAND — 1.4%
Nokian Renkaat OYJ	159,562	6,019,473

FRANCE — 3.4%
Air Liquide SA	41,940	7,312,493
TotalEnergies	145,163	7,367,516

		14,680,009

GERMANY — 8.2%
BASF SE	111,870	7,859,588

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE INTERNATIONAL EQUITY MASTER FUND DECEMBER 31, 2021

SCHEDULE OF INVESTMENTS
COMMON STOCK — continued

	Shares	Value
GERMANY — continued
Bayerische Motoren Werke	79,776	$8,027,950
Fresenius Medical Care & KGaA	120,420	7,824,869
Henkel & KGaA	103,700	8,101,655
SAP SE	25,340	3,599,211

		35,413,273

HONG KONG — 6.0%
AIA Group Ltd	761,600	7,678,227
Hongkong Land Holdings Ltd	700,500	3,642,600
Jardine Matheson Holdings Ltd	149,200	8,207,492
Johnson Electric Holdings	917,823	1,944,825
Television Broadcasts Ltd	163,800	98,957
Xinyi Glass Holdings Ltd	446,000	1,115,529
Yue Yuen Industrial Holdings	1,945,376	3,253,813

		25,941,443

INDIA — 5.4%
Adani Ports & Special Economic Zone	297,300	2,920,781
GAIL India	1,368,460	2,378,469
Housing Development Finance	231,580	8,057,643
Maruti Suzuki India	11,020	1,100,945
UPL	269,410	2,707,667
Zee Entertainment Enterprises	1,445,100	6,236,417

		23,401,922

IRELAND — 3.2%
CRH PLC	182,370	9,647,868
Ryanair Holdings PLC ADR *	39,700	4,062,501

		13,710,369

ISREAL — 0.3%
Check Point Software Technologies Ltd *	10,000	1,165,600

ITALY — 1.3%
Freni Brembo	395,728	5,623,020

JAPAN — 12.1%
Ain Holdings	71,400	3,553,025
Denso Corp	137,200	11,356,922
FANUC Corp	11,100	2,349,788
Koito Manufacturing	68,100	3,605,807
Komatsu Ltd	107,500	2,512,984
Kubota Corp	239,600	5,320,758
Nihon Kohden Corp	137,500	3,766,779

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE INTERNATIONAL EQUITY MASTER FUND DECEMBER 31, 2021

SCHEDULE OF INVESTMENTS
COMMON STOCK — continued

	Shares	Value
JAPAN — continued
Nitto Denko Corp	108,900	$8,394,182
Omron Corp	27,239	2,709,932
Toyota Motor Corp	482,700	8,851,006

		52,421,183

NETHERLANDS — 3.3%
Boskalis Westminster	220,651	6,428,701
Koninklijke Vopak	78,410	2,746,379
SBM Offshore	342,542	5,101,026

		14,276,106

NORWAY — 2.3%
Bakkafrost P	24,294	1,605,585
TGS NOPEC Geophysical	305,873	2,925,089
Yara International ASA	113,050	5,696,141

		10,226,815

PANAMA — 1.3%
Copa Holdings SA, Cl A *	71,400	5,901,924

SINGAPORE — 5.1%
SATS Ltd	709,700	2,047,794
Sembcorp Industries Ltd	3,107,100	4,609,428
Singapore Telecommunications	2,988,425	5,142,711
United Overseas Bank Ltd	410,330	8,187,425
Venture Corp	147,700	2,005,998

		21,993,356

SOUTH AFRICA — 0.8%
Tiger Brands Ltd	302,470	3,430,268

SOUTH KOREA — 2.0%
Samsung Electronics GDR	5,292	8,726,508

SWITZERLAND — 7.6%
Cie Financiere Richemont, Cl A	75,000	11,232,857
Holcim	167,250	8,548,379
Novartis	81,490	7,157,741
Swatch Group	19,190	5,862,546

		32,801,523

UNITED KINGDOM — 22.6%
Anglo American PLC	205,403	8,390,723
Berkeley Group Holdings	130,906	8,466,310

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE INTERNATIONAL EQUITY MASTER FUND DECEMBER 31, 2021

SCHEDULE OF INVESTMENTS
COMMON STOCK — continued

	Shares	Value
UNITED KINGDOM — continued
BHP Group PLC	235,850	$7,026,210
Carnival PLC *	164,452	3,081,846
Diageo PLC	42,910	2,345,691
Electrocomponents PLC	214,583	3,505,128
HSBC Holdings PLC	1,207,603	7,264,546
IMI PLC	381,110	8,961,100
Lloyds Banking Group PLC	8,505,480	5,506,656
Royal Dutch Shell PLC, Cl B	261,316	5,742,291
Smiths Group PLC	473,050	10,120,173
Spectris PLC	110,270	5,463,392
Travis Perkins	374,925	7,893,775
Victrex PLC	186,925	6,187,708
Weir Group PLC	301,110	6,980,127
Wickes Group	346,491	1,112,248

		98,047,924

TOTAL COMMON STOCK (Cost $353,998,368)		411,181,223

PREFERRED STOCK — 1.6%

GERMANY — 1.6%
FUCHS PETROLUB (A)	97,688	4,434,759
Jungheinrich AG (A)	49,030	2,502,378

TOTAL PREFERRED STOCK (Cost $5,013,548)		6,937,137

TOTAL INVESTMENTS— 96.4% (Cost $359,011,916)		$418,118,360

Percentages are based on Net Assets of $433,286,148.

*	Non-income producing security.
(A)	There is currently no rate available.

ADR — American Depositary Receipt
Cl — Class
GDR — Global Depositary Receipt
LTD — Limited
PLC — Public Limited Company

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE INTERNATIONAL EQUITY MASTER FUND DECEMBER 31, 2021

The following is a summary of the inputs used as of December 31, 2021 when valuing the Fund’s investments:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$304,089,209	$107,092,014	$—	$411,181,223
Preferred Stock	6,937,137	—	—	6,937,137

Total Investments in Securities	311,026,346	107,092,014	—	418,118,360

For the period ended December 31, 2021, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE INTERNATIONAL EQUITY MASTER FUND DECEMBER 31, 2021

STATEMENT OF ASSETS AND LIABILITIES

Assets:
Investments, at Value (Cost $359,011,916)	$418,118,360
Foreign Currency, at Value (Cost $41,430)	41,782
Cash	14,972,547
Dividend and Interest Receivable	652,011
Reclaim Receivable	305,440
Receivable for Investment Securities Sold	225,928
Deferred Offering Costs (Note 2)	28,867
Unrealized Gain on Foreign Spot Currency Contracts	770
Receivable Due from Advisor (Note 5)	293,666
Other Prepaid Expenses	645

Total Assets	434,640,016

Liabilities:
Payable to Administrator	12,608
Payable for Investment Securities Purchased	991,873
Payable for Capital Shares Redeemed	254,551
Payable to Trustees	27
Payable to Legal Fees	6,130
Payable to Printing Fees	3,262
Payable to Audit Fees	13,000
Other Accrued Expenses and Other Payables	72,417

Total Liabilities	1,353,868

Net Assets	$433,286,148

Net Assets Consist of:
Paid-in Capital	$377,782,916
Total Distributable Earnings	55,503,232

Net Assets	$433,286,148

Master Fund Shares:
Net Assets	$433,286,148
Outstanding Shares of beneficial interest (unlimited authorization — no par value)	5,176,996
Net Asset Value, Offering and Redemption Price Per Share	$83.69

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE INTERNATIONAL EQUITY MASTER FUND FOR THE PERIOD ENDED DECEMBER 31, 2021 (1)

STATEMENT OF OPERATIONS

Investment Income:

Dividends	$11,298,641
Interest	1,722
Less: Foreign Taxes Withheld	(1,018,677)

Total Investment Income	10,281,686

Expenses:
Administration Fees	121,773
Offering Costs	44,331
Trustees’ Fees	27,600
Custodian Fees	43,142
Transfer Agent Fees	37,638
Registration and Filing Fees	33,787
Audit Fees	26,000
Printing Fees	15,000
Legal Fees	10,000
Other Expenses	19,522

Total Expenses	378,793

Less:
Reimbursement from Advisor (see Note 5)	(293,666)

Net Expenses	85,127

Net Investment Income	10,196,559

Net Realized Gain on:
Investments	8,035,275
Foreign Currency Transactions	1,162

Net Realized Gain	8,036,437

Net Change in Unrealized Depreciation on:
Investments **	(16,863,837)
Foreign Currency Translation	(24,841)

Net Change in Unrealized Depreciation	(16,888,678)

Net Realized and Unrealized Loss on Investments and Foreign Currency Transactions and Foreign Currency Translation**	(8,852,241)

Net Increase in Net Assets Resulting from Operations	$ 1,344,318

** See Note 10 in Notes to Financial Statements.

(1) Commenced operations on March 22, 2021.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE INTERNATIONAL EQUITY MASTER FUND

STATEMENT OF CHANGES IN NET ASSETS

Period Ended December 31, 2021(1)
Operations:
Net Investment Income	$10,196,559
Net Realized Gain on Investments and Foreign Currency Transactions	8,036,437
Net Change in Unrealized Depreciation on Investments and Foreign Currency Translation	(16,888,678)**

Net Increase in Net Assets Resulting From Operations	1,344,318

Distributions:	(21,811,367)

Capital Share Transactions:
Master Fund Shares
Issued **	450,855,820
Reinvestment of Distributions	21,811,366
Redeemed	(18,913,989)

Net Master Fund Shares Transactions	453,753,197

Net Increase in Net Assets From Capital Share Transactions	453,753,197

Total Increase in Net Assets	433,286,148

Net Assets:
Beginning of Period	–

End of Period	$433,286,148

Shares Transactions:
Master Fund Shares
Issued **	5,125,287
Reinvestment of Distributions	261,344
Redeemed	(209,635)

Total Master Fund Shares Transactions	5,176,996

Net Increase in Shares Outstanding From Share Transactions	5,176,996

** Includes in-kind subscriptions. See Note 10 in Notes to Financial Statements.

(1) Commenced operations on March 22, 2021.

Amount designated as “—” is $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE INTERNATIONAL EQUITY MASTER FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios
For a Share Outstanding
Throughout the Period

Period Ended December 31, 2021(1)
Master Fund Shares
Net Asset Value, Beginning of Period	$87.86

Income (Loss) from Investment Operations:
Net Investment Income*	2.05
Net Realized and Unrealized Loss	(1.84)

Total from Investment Operations	0.21

Dividends and Distributions:
Net Investment Income	(1.98)
Capital Gains	(2.40)

Total Dividends and Distributions	(4.38)

Net Asset Value, End of Period	$83.69

Total Return†	0.31%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$433,286
Ratio of Net Expenses to Average Net Assets	0.02%††
Ratio of Gross Expenses to Average Net Assets	0.11%††
Ratio of Net Investment Income to Average Net Assets	2.93%††
Portfolio Turnover Rate	15%‡

*	Per share calculations were performed using average shares for the period.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares

††	Annualized
‡	Portfolio turnover rate is for the period indicated and has not been annualized. Excludes effect of in-kind transfers. (See Note 10).
(1)	Commenced operations on March 22, 2021.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE INTERNATIONAL EQUITY MASTER FUND DECEMBER 31, 2021

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund II (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated July 24, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 11 funds. The financial statements herein are those of the Sprucegrove International Equity Master Fund (the “Master Fund”, “Master”, or the (“Fund”). The investment objective of the Fund is long-term capital appreciation. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund of the Trust are segregated, and a shareholder’s interest is limited to the fund of the Trust in which shares are held.

Under normal circumstances, the Master Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities. All investments are made at the Master Fund level. The Sprucegrove International Equity Fund (the “Feeder Fund”), has the same investment objective and limitations as the Master Fund, and the Feeder Fund’s investment performance corresponds to the Master Fund’s investment performance. The Feeder Fund bears its proportionate share of the Master Fund’s expenses.

The Master Fund commenced operations on March 22, 2021, via an in-kind, tax-free transaction. See Note 10 for further details. The Master Fund offers Master Fund Shares. The Feeder Fund invests substantially all of its assets in the Master Fund.

2. Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund. The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements, in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Net Asset Value Determination - The Fund calculates its NAV once each Business Day as of the close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). To receive the current Business Day’s NAV, the Fund or an authorized institution must receive any purchase order in proper form before the close of normal trading on the NYSE. If the NYSE closes early, as in the case of scheduled half-day trading or unscheduled suspensions of trading, the Fund reserves the right to calculate NAV as of the earlier closing time. The Fund will not accept orders that request a particular day or price for the transaction or any

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE INTERNATIONAL EQUITY MASTER FUND DECEMBER 31, 2021

NOTES TO FINANCIAL STATEMENTS (continued)

other special conditions. Shares will only be priced on Business Days. Since securities that are traded on foreign exchanges may trade on days that are not Business Days, the value of the Fund’s assets may change on days when purchasing or redeeming shares is not available.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The Master Fund calculates its NAV once each Business Day, as of the close of business, on a daily basis.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Fund’s Board of Trustees (the “Board”). The Fund’s fair value procedures are implemented through a fair value pricing committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Funds calculate their net asset values. The closing prices of such securities may no longer reflect their market value at the time the Funds calculate net asset values if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser of the Funds becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Committee meeting be called.

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE INTERNATIONAL EQUITY MASTER FUND DECEMBER 31, 2021

NOTES TO FINANCIAL STATEMENTS (continued)

The Funds use Markit Fair Value (“Markit”) as a third party fair valuation vendor. Markit provides a fair value for foreign securities in the Funds based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by Markit in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund values its non-U.S. securities that exceed the applicable “confidence interval” based upon the fair values provided by Markit. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by Markit are not reliable, the Adviser contacts SEI Investments Global Fund Services (the “Administrator”) and may request that a meeting of the Committee be held.

If a local market in which the Funds own securities is closed for one or more days, the Funds shall value all securities held in that corresponding currency based on the fair value prices provided by Markit using the predetermined confidence interval discussed above.

In accordance with the authoritative guidance on fair value measurement under U.S. GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

●

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE INTERNATIONAL EQUITY MASTER FUND DECEMBER 31, 2021

NOTES TO FINANCIAL STATEMENTS (continued)

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the period ended December 31, 2021, there have been no significant changes to the Fund’s fair valuation methodology.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., from commencement of operations, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended December 31, 2021, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Fund did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income and expense are recorded on the ex-dividend date. Dividend income is recorded net of unrecoverable withholding tax. Interest income is recognized on the accrual basis from settlement date. Certain dividends and expenses from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.

Cash — Idle cash may be swept into various time deposit accounts and is classified as cash on the Statements of Assets and Liabilities. The Fund

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE INTERNATIONAL EQUITY MASTER FUND DECEMBER 31, 2021

NOTES TO FINANCIAL STATEMENTS (continued)

maintains cash in bank deposit accounts which, at times may exceed United States federally insured limits. Amounts invested are available on the same business day.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Dividends and Distributions to Shareholders — The Fund distributes substantially all of its net investment income quarterly. Distributions from net realized capital gains, if any, are declared and paid annually. All distributions are recorded on ex-dividend date.

Deferred Offering Costs — Offering costs, including costs of printing initial prospectus, legal and registration fees, are amortized over twelve-month from inception of the Fund. As of December 31, 2021, the remaining amount still to be amortized for the Sprucegrove International Equity Master Fund was $28,867.

Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.

Forward Foreign Currency Contracts — The Fund may enter into forward foreign currency contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to market daily using the current forward rate and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund recognizes realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Any realized or unrealized appreciation (depreciation) during the year or period are presented on the Statements of Operations. Risks may arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE INTERNATIONAL EQUITY MASTER FUND DECEMBER 31, 2021

NOTES TO FINANCIAL STATEMENTS (continued)

potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts at the date of default. As of December 31, 2021, there were no forward foreign currency contracts held by the Fund.

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the CCO and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4. Administration, Distribution, Shareholder Servicing, Custodian and Transfer Agent Agreements:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides administration services to the Fund. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the period ended December 31, 2021, Sprucegrove International Equity Master Fund paid $121,773 for these services.

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

DST Systems, Inc., serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

5. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, The International Equity Master Fund pursuant to its investment advisory agreement does not charge a fee for its investment advisory services.

The advisory fee is charged outside the fund and may vary by investor. The Fund’s return would be lower if an advisory fee was charged in the fund.

The Adviser has voluntarily agreed to waive fees and/or to reimburse fund expenses. For the period ended December 31, 2021, the Adviser voluntarily agreed to reimburse $293,666.

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE INTERNATIONAL EQUITY MASTER FUND DECEMBER 31, 2021

NOTES TO FINANCIAL STATEMENTS (continued)

6. Investment Transactions:

For the period ended December 31, 2021, the purchases and sales of investment securities, excluding in-kind transactions (see Note 10), long-term U.S. Government and short-term investments were as follows:

Sprucegrove International Equity Master Fund
Purchases	$88,602,500
Sales	$63,304,466

There were no purchases or sales of long-term U.S. Government securities by the Fund.

7. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain/(loss) on investment transactions for a reporting period may differ significantly from distributions during the year. The book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital as appropriate, in the period that the difference arises.

There is no permanent difference in current year that would require a charge or credit to distributable earnings or paid in capital accounts.

The tax character of dividends and distributions declared during the period ended December 31, 2021, were as follows:

		Ordinary Income	Long-Term Capital Gain	Total
International Equity Master Fund	2021	$10,709,836	$11,101,531	$21,811,367

As of December 31, 2021, the components of Distributable Earnings on a tax basis were as follows:

International Equity Master Fund
Undistributed Ordinary Income	$167,375
Post October Losses	(2,838,671)
Unrealized Depreciation	58,174,954
Other Temporary Differences	(426)

Total Distributable Earnings	$55,503,232

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE INTERNATIONAL EQUITY MASTER FUND DECEMBER 31, 2021

NOTES TO FINANCIAL STATEMENTS (continued)

Post-October capital losses represent losses realized on investment transactions from November 1, 2021 through December 31, 2021 that, in accordance with federal income tax regulations, the Fund may defer and treat as having arisen in the following fiscal year.

For Federal income tax purposes, the cost of securities owned at December 31, 2021 and net realized gains or losses on securities sold for the period were different from the amounts reported for financial reporting purposes. These differences were primarily due to wash sales, which cannot be used for Federal income tax purposes in the current period and have been deferred for use in future years.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for investments held by Fund at December 31, 2021, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Depreciation
International Equity Master Fund	$ 359,918,565	$87,651,733	$(29,476,779)	$58,174,954

8. Concentration of Shareholders:

At December 31, 2021, the percentage of total shares outstanding held by shareholders for each Fund, which are comprised of individual shareholders and omnibus accounts that are held on behalf of various individual shareholders was as follows:

	No. of Shareholders	Ownership %
International Equity Master Fund	1	99.8%

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

9. Concentration of Risks:

As with all mutual funds, a shareholder in each Fund is subject to the risk that his or her investment could lose money. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”) and ability to meet its investment objective.

Active Management – The Fund is subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect. If the investments selected and strategies employed by

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE INTERNATIONAL EQUITY MASTER FUND DECEMBER 31, 2021

NOTES TO FINANCIAL STATEMENTS (continued)

the Fund fail to produce the intended results, the Fund could underperform in comparison to other funds with similar objectives and investment strategies.

Equity Security and Market Risk – The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole.

Common Stock Risk - The prices of common stock may fall over short or extended periods of time. Common stock generally is subordinate to preferred stock and debt upon the liquidation or bankruptcy of the issuing company.

International Investing Risk — Investing outside the United States involves considerations that create risks different than investing in the United States. These risks include, among other things, (i) less publicly available information; (ii) varying levels of governmental regulation and supervision; and (iii) the difficulty of enforcing legal rights in a non-U.S. jurisdiction and uncertainties as to the status, interpretation and application of laws. Moreover, in certain countries companies are not subject to uniform accounting, auditing and financial reporting disclosure standards, practices and requirements comparable to those applicable to United States companies.

Non-U.S. markets may also have different clearance and settlement procedures, and in certain markets there have been times when settlements have failed to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Transaction costs of buying and selling non-U.S. securities, including brokerage, tax and custody costs, also are generally higher than those involved in U.S. transactions. Furthermore, non-U.S. financial markets, while generally growing in volume, have, for the most part, substantially less volume than U.S. markets, and securities of many non-U.S. companies are less liquid and their prices more volatile than securities of comparable U.S. companies. In addition, periodic U.S. government restrictions on investments in issuers from certain non-U.S. countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund.

Emerging Markets Investing Risk — The Fund invests a portion of its assets in the securities of, or instruments providing exposure to Emerging Markets. The value of Emerging Market currencies and securities may be drastically affected by political developments in the country of issuance. In addition, the existing governments in the relevant countries could take actions that could have a negative impact on the Fund, including nationalization, expropriation, imposition of confiscatory taxation or regulatory or imposition of withholding taxes on interest payments.

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE INTERNATIONAL EQUITY MASTER FUND DECEMBER 31, 2021

NOTES TO FINANCIAL STATEMENTS (continued)

Some of the countries in which the Fund may invest have experienced political, economic and/or social instability and dramatic swings in the value of their national currency and interest rates. There can be no assurance that such instability or such fluctuations will not occur in the future and, if they do occur, that they will not have a substantial adverse effect on the performance of the Fund.

Also, some Emerging Market country economies have a high dependence on a small group of markets or even a single market. Foreign investment in the Emerging Market countries is in some cases restricted. Certain Emerging Markets countries are particularly likely to require identifying information about entities and persons who have direct, or even indirect, exposure to the securities of issuers in those countries. Further, the securities markets of Emerging Market countries may be illiquid. Therefore, the Fund may not be able to sell Emerging Markets securities when the Fund desires to do so.

Currency Risk – As a result of the Fund’s investments in securities or other investments being denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case, the dollar value of an investment in the Fund would be adversely affected. Currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

Large Capitalization Risk – If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and medium-sized companies. The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

Small and Medium Capitalization Risk – The risk that small and medium capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization and medium capitalization stocks may be more volatile than those of larger companies. Small capitalization and medium capitalization stocks may be traded OTC. OTC stocks may trade less frequently and in smaller volume than exchange listed stocks and may have more price volatility than that of exchange-listed stocks.

Convertible and Preferred Securities Risk — Convertible and preferred securities have many of the same characteristics as stocks, including many of the same risks. In addition, convertible securities may be more sensitive to changes in interest rates than stocks. Convertible securities are subject to credit risk and prepayment risk. Credit risk is the risk that a decline in the credit quality of an investment could cause

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE INTERNATIONAL EQUITY MASTER FUND DECEMBER 31, 2021

NOTES TO FINANCIAL STATEMENTS (continued)

the Fund to lose money. Prepayment risk is the risk that, in a declining interest rate environment, securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Preferred stocks are nonvoting equity securities that pay a stated fixed or variable rate dividend. Due to their fixed income features, preferred stocks provide higher income potential than issuers’ common stocks, but are typically more sensitive to interest rate changes than an underlying common stock. Preferred stocks are also subject to equity market risk, which is the risk that stock prices will fluctuate and can decline and reduce the value of the Fund’s investment. The rights of preferred stocks on the distribution of a corporation’s assets in the event of a liquidation are generally subordinate to the rights associated with a corporation’s debt securities. Preferred stock may also be subject to prepayment risk, which is discussed above.

Rights and Warrants Risk – Investments in rights or warrants involve the risk of loss of the purchase value of a right or warrant if the right to subscribe to additional shares is not exercised prior to the right’s or warrant’s expiration. Also, the purchase of rights and/or warrants involves the risk that the effective price paid for the right and/or warrant added to the subscription price of the underlying security may exceed the market price of the underlying security in instances such as those where there is no movement in the price of the underlying security.

Investments in Other Investment Companies Risk – To the extent the Fund invests in other investment companies, such as ETFs, closed-end funds and other mutual funds, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities held by such other investment companies. As a shareholder of another investment company, the Fund relies on that investment company to achieve its investment objective. If the investment company fails to achieve its objective, the value of the Fund’s investment could decline, which could adversely affect the Fund’s performance. By investing in another investment company, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses of the other investment company, in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund’s own operations.

Liquidity Risk – The risk that certain securities may be difficult or impossible to sell at the time and price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. Liquidity risk may be heightened in the emerging market countries in which the Fund invests, as a result of their markets being less developed. The liquidity of the Fund’s investments may change over time.

Investment Style Risk – The Adviser’s value investment style may increase the risks of investing in the Fund. If the Adviser’s assessment of market conditions, or a company’s value or prospects for exceeding earnings expectations is inaccurate or differs from that of the market or other market participants, the Fund could suffer

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE INTERNATIONAL EQUITY MASTER FUND DECEMBER 31, 2021

NOTES TO FINANCIAL STATEMENTS (concluded)

losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to underperform the market for long periods of time.

Cyber Security Risk – The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cyber security, including cyber-attacks. Cyber-attacks may interfere with the processing of shareholder transactions, impact the Fund’s ability to calculate its net asset value, cause the release of private shareholder information or confidential company information, impede redemptions, subject the Fund to regulatory fines or financial losses, and cause reputational damage. Similar types of cyber security risks are also present for issuers of securities in which the Fund invests.

10. In-Kind Transactions:

The Fund received contributions in-kind of investment securities. The securities were received in a tax-free transaction at their current fair value of $401,766,104 including unrealized appreciation of $75,970,281 on the date of the transactions. The Fund made an accounting policy election to carryforward the historical cost basis of the securities transferred given the tax-free nature of the transaction. As a result of this contribution, the following units of the Fund were issued for assets valued at:

Transaction Date	Units Issued	Securities at Value	Cash	Dividend Accrual	Total Assets
03/22/2021	5,112,676	$401,766,104	$46,723,502	$1,256,213	$449,745,819

11. Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements as of December 31, 2021.

On September 7, 2021, Brown Brothers Harriman & Co. (“BBH”), the Fund’s custodian, announced that it had entered into an agreement with State Street Bank and Trust Company (“State Street”) to sell BBH’s Investor Services business to State Street (the “Transaction”). The Transaction is subject to certain closing conditions, including regulatory and customary approvals, and it is expected to be consummated in the first quarter of 2022 (the “Closing Date”). Consequently, as a result of the Transaction, it is expected that State Street will replace BBH as the Fund’s custodian effective as of the Closing Date.

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE INTERNATIONAL EQUITY MASTER FUND DECEMBER 31, 2021

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The Advisors’ Inner Circle Fund II and Shareholders of Sprucegrove International Equity Master Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Sprucegrove International Equity Master Fund (one of the Funds constituting The Advisors’ Inner Circle Fund II, hereafter referred to as the “Fund”) as of December 31, 2021, and the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period March 22, 2021 (commencement of operations) through December 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2021, and the results of its operations, changes in its net assets, and the financial highlights for the period March 22, 2021 (commencement of operations) through December 31, 2021 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

March 1, 2022

We have served as the auditor of one or more investment companies in Sprucegrove Investment Management Ltd. since 2021.

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE INTERNATIONAL EQUITY MASTER FUND DECEMBER 31, 2021 (Unaudited)

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for Fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2021 to December 31, 2021.

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE INTERNATIONAL EQUITY MASTER FUND DECEMBER 31, 2021 (Unaudited)

DISCLOSURE OF FUND EXPENSES (Unaudited)

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 7/01/21	Ending Account Value 12/31/21	Annualized Expense Ratios	Expenses Paid During Period*
International Equity Master Fund – Master Fund Shares

Actual Fund Return	$1,000.00	$963.60	0.02%	$0.12

Hypothetical 5% Return	1,000.00	1,025.08	0.02	0.13

*    Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one half period shown.)

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE INTERNATIONAL EQUITY MASTER FUND DECEMBER 31, 2021 (Unaudited)

NOTICE TO SHAREHOLDERS (Unaudited)

For shareholders that do not have a December 31, 2021 tax year end, this notice is for informational purposes only. For shareholders with a December 31, 2021 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal period ended December 31, 2021, the Fund is designating the following items with regard to distributions paid during the period.

Return of Capital	Long Term Capital Gain Distribution	Ordinary Income Distributions	Total Distributions	Dividends Qualifying for Corporate Dividend Received Deduction(1)	Qualifying Dividend Income(2)	U.S. Government Interest(3)	Interest Related Dividends(4)	Qualified Short-Term Capital Gain(5)
International Equity Master Fund
0.00%	50.90%	49.10%	100.00%	0.00%	91.90%	0.00%	0.00%	100.00%

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions).

(2) The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of the Fund to designate the maximum amount permitted by law.

(3) “U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of ordinary income. (the total of short term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4) The percentage in this column represents the amount of “Interest Related Dividend” and is reflected as a percentage of ordinary income distributions. Interest related dividends are exempted from U.S. withholding tax when paid to foreign investors.

(5) The percentage of this column represents the amount of “Short-Term Capital Gain Dividends” and is reflected as a percentage of short term capital gain distributions that is exempted from U.S. withholding tax when paid to foreign investors.

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2021. Complete information will be computed and reported in conjunction with your 2021 Form 1099-DIV.

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE FUNDS DECEMBER 31, 2021 (Unaudited)

Set forth below are the names, years of birth, positions with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456. Trustees who are deemed not to be “interested persons” of the Trust are referred to as “Independent Trustees.” Messrs. Nesher and Klauder are Trustees who may be deemed to be “interested” persons of the Trust as that term is defined in the 1940 Act by virtue of their affiliation with the Trust’s Distributor.

Name and Year of Birth	Position with Trust and Length of Time Served[1]	Principal Occupations In the Past Five Years	Other Directorships Held in the Past Five Years[2]

INTERESTED TRUSTEES 3 4

Robert Nesher (Born: 1946)	Chairman of the Board of Trustees (since 1991)	SEI employee 1974 to present; currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated. President, Chief Executive Officer and Trustee of SEI Daily Income Trust, SEI Tax Exempt Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Asset Allocation Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. President and Director of SEI Structured Credit Fund, LP. Vice Chairman of O’Connor EQUUS (closed-end investment company) to 2016. President, Chief Executive Officer and Trustee of SEI Liquid Asset Trust to 2016. Vice Chairman of Winton Series Trust to 2017. Vice Chairman of Winton Diversified Opportunities Fund (closed-end investment company), The Advisors’ Inner Circle Fund III, Gallery Trust, Schroder Series Trust and Schroder Global Series Trust to 2018.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund, Bishop Street Funds, Frost Family of Funds, Catholic Responsible Investments Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Director of SEI Structured Credit Fund, LP, SEI Global Master Fund plc, SEI Global Assets Fund plc, SEI Global Investments Fund plc, SEI Investments—Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe) Ltd., SEI Investments—Unit Trust Management (UK) Limited, SEI Multi-Strategy Funds PLC and SEI Global Nominee Ltd.

Former Directorships: Trustee of The KP Funds to 2021. Trustee of SEI Liquid Asset Trust to 2016.

1

Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.

2

Directorships of Companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies under the 1940 Act.

3	Denotes Trustees who may be deemed to be “interested” persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Distributor and/or its affiliates.

4	Trustees oversee 11 funds in The Advisors’ Inner Circle Fund II.

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE FUNDS DECEMBER 31, 2021 (Unaudited)

The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-866-454-0738. The following chart lists Trustees and Officers as of December 31, 2021.

Name and Year of Birth	Position(s) with Trust and Length of Time Served[1]	Principal Occupation(s) in the Past Five Years	Other Directorships Held in the Past Five Years[2]

INDEPENDENT TRUSTEES[3]

Betty L. Krikorian (Born: 1943)	Trustee (since 2005)	Vice President, Compliance, AARP Financial Inc., from 2008 to 2010. Self-Employed Legal and Financial Services Consultant since 2003. Counsel (in-house) for State Street Bank from 1995 to 2003.	Current Directorships: Trustee of The Advisors’ Inner Circle Fund, Bishop Street Funds and Catholic Responsible Investments Funds. Director of RQSI GAA Systematic Global Macro Fund, Ltd.

Robert Mulhall (Born: 1958)	Trustee (since 2019)	Partner, Ernst & Young LLP, from 1998 to 2018.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund, Bishop Street Funds, Frost Family of Funds and Catholic Responsible Investments Funds. Director of RQSI GAA Systematic Global Macro Fund, Ltd.

Former Directorships: Trustee of The KP Funds to 2021. Trustee of Villanova University Alumni Board of Directors to 2018.

Bruce Speca (Born: 1956)	Trustee (since 2011)	Global Head of Asset Allocation, Manulife Asset Management (subsidiary of Manulife Financial), 2010 to 2011. Executive Vice President – Investment Management Services, John Hancock Financial Services (subsidiary of Manulife Financial), 2003 to 2010.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund, Bishop Street Funds, Frost Family of Funds and Catholic Responsible Investments Funds. Director of Stone Harbor Investments Funds (8 Portfolios), Stone Harbor Emerging Markets Income Fund (closed-end fund) and Stone Harbor Emerging Markets Total Income Fund (closed-end fund). Director of RQSI GAA Systematic Global Macro Fund, Ltd.

Former Directorships: Trustee of The KP Funds to 2021.

1

Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.

2

Directorships of Companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies under the 1940 Act.

3	Trustees oversee 11 funds in The Advisors’ Inner Circle Fund II.

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE FUNDS DECEMBER 31, 2021 (Unaudited)

Name and Year of Birth	Position(s) with Trust and Length of Time Served	Principal Occupation(s) in the Past Five Years	Other Directorships Held in the Past Five Years

OFFICERS

Michael Beattie (Born: 1965)	President (since 2011)	Director of Client Service, SEI Investments, since 2004.	None.

James Bernstein (Born: 1962)	Vice President and Assistant Secretary (since 2017)

Attorney, SEI Investments, since 2017.

Prior Positions: Self-employed consultant, 2017. Associate General Counsel & Vice President, Nationwide Funds Group and Nationwide Mutual Insurance Company, from 2002 to 2016. Assistant General Counsel & Vice President, Market Street Funds and Provident Mutual Insurance Company, from 1999 to 2002.

None.

John Bourgeois (Born: 1973)	Assistant Treasurer (since 2017)	Fund Accounting Manager, SEI Investments, since 2000.	None.
Russell Emery (Born: 1962)	Chief Compliance Officer (since 2006)	Chief Compliance Officer of SEI Structured Credit Fund, LP since 2007. Chief Compliance Officer of The Advisors’ Inner Circle Fund, Bishop Street Funds, Frost Family of Funds, Catholic Responsible Investments Funds, The Advisors’ Inner Circle Fund III, Gallery Trust, Schroder Series Trust, Schroder Global Series Trust, Delaware Wilshire Private Markets Master Fund, Delaware Wilshire Private Markets Fund, Delaware Wilshire Private Markets Tender Fund, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Daily Income Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Chief Compliance Officer of O’Connor EQUUS (closed-end investment company) to 2016. Chief Compliance Officer of SEI Liquid Asset Trust to 2016. Chief Compliance Officer of Winton Series Trust to 2017. Chief Compliance Officer of Winton Diversified Opportunities Fund (closed-end investment company) to 2018. Chief Compliance Officer of The KP Funds to 2021.	None.

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE FUNDS DECEMBER 31, 2021 (Unaudited)

Name and Year of Birth	Position(s) with Trust and Length of Time Served	Principal Occupation(s) in the Past Five Years	Other Directorships Held in the Past Five Years

OFFICERS (continued)

Eric C. Griffith (Born: 1969)	Vice President and Assistant Secretary (since 2019)	Counsel at SEI Investments since 2019. Vice President and Assistant General Counsel, JPMorgan Chase & Co., from 2012 to 2018.	None.

Matthew M. Maher (Born: 1975)	Vice President (since 2018) Secretary (since 2020)	Counsel at SEI Investments since 2018. Attorney, Blank Rome LLP, from 2015 to 2018. Assistant Counsel & Vice President, Bank of New York Mellon, from 2013 to 2014. Attorney, Dilworth Paxson LLP, from 2006 to 2013.	None.

Andrew Metzger (Born: 1980)	Treasurer, Controller and Chief Financial Officer (since 2021)	Director of Fund Accounting, SEI Investments, since 2020. Senior Director, Embark, from 2019 to 2020. Senior Manager, PricewaterhouseCoopers LLP, from 2002 to 2019.	None.

Robert Morrow (Born: 1968)	Vice President (since 2017)	Account Manager, SEI Investments, since 2007.	None.

Alexander F. Smith (Born: 1977)	Vice President and Assistant Secretary (since 2020)	Counsel at SEI Investments since 2020. Associate Counsel & Manager, Vanguard, 2012 to 2020. Attorney, Stradley Ronon Stevens & Young, LLP, 2008 to 2012.	None.

Bridget E. Sudall (Born: 1980)	Anti-Money Laundering Compliance Officer and Privacy Officer (since 2015)	Senior Associate and AML Officer, Morgan Stanley Alternative Investment Partners, from 2011 to 2015. Investor Services Team Lead, Morgan Stanley Alternative Investment Partners, from 2007 to 2011.	None.

Sprucegrove International Equity Fund

P.O. Box 219009

Kansas City, MO 64121

1- 844-777-8234

Sprucegrove Investment Management Ltd.

181 University Ave, Suite 1300

Toronto, Ontario, Canada

M5H 3M7

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

Independent Registered Public Accounting Firm:

PricewaterhouseCoopers LLP

Two Commerce Square

2001 Market Street, Suite 1800

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

SIM-AR-001-0100

Item 2. Code	of Ethics.

The Registrant (also referred to as the “Trust”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function. There have been no amendments to or waivers granted to this code of ethics during the period covered by this report.

Item 3. Audit	Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The Registrant’s audit committee financial expert is Robert Mulhall. Mr. Mulhall is considered to be “independent”, as that term is defined in Form N-CSR Item 3(a)(2).

Item 4. Principal	Accountant Fees and Services.

Fees billed by Ernst & Young LLP (“E&Y”) relate to The Advisors’ Inner Circle Fund II (the “Trust”).

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		FYE December 31, 2021			FYE December 31, 2020
		All fees and services to the Trust that were pre-approved	All fees and services to the Trust that were pre-approved	All fees and services to the Trust that were pre-approved	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$72,270	None	None	$72,270	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	None	None	None	None
(d)	All Other Fees	None	None	None	None	None	None

Fees billed by PricewaterhouseCoopers LLP (“PwC”) relate Trust.

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		FYE December 31, 2021			FYE December 31, 2020
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$139,400	None	None	$274,235	N/A	N/A
(b)	Audit-Related Fees	None	None	None	N/A	N/A	N/A
(c)	Tax Fees(2)	None	None	$549,000	N/A	N/A	$193,800
(d)	All Other Fees	None	None	None	N/A	N/A	N/A

Notes:

(1)	Audit fees include amounts related to the audit of the Trust’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(2)	Tax consulting services provided to affiliates of the Funds.

(e)(1)    The Trust’s Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Funds may be pre-approved.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant’s Chief Financial Officer (“CFO”) and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services:

1. require specific pre-approval; 2. are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or 3. have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC’s rules and whether the provision of such services would impair the auditor’s independence.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-

approval authority to either the Audit Committee Chair or financial expert, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly-scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment adviser, or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet the Audit Committee’s responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Registrant, such as (a) reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and (b) discussing with the independent auditor the independent auditor’s methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, waiver of pre-approval requirement were as follows (E&Y):

	FYE December 31, 2021	FYE December 31, 2020
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, waiver of pre-approval requirement were as follows (PwC):

	FYE December 31, 2021	FYE December 31, 2020
Audit-Related Fees	None	N/A
Tax Fees	None	N/A
All Other Fees	None	N/A

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by E&Y for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended December 31st were $0 and $0 for 2021 and 2020, respectively.

(g) The aggregate non-audit fees and services billed by PwC for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended December 31st were $549,000 and $193,800 for 2021 and 2020, respectively.

(h) During the past fiscal year, all non-audit services provided by the Registrant’s principal accountant to either the Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with the Registrant’s investment adviser that provides ongoing services to the Registrant were pre-approved by the Audit Committee of Registrant’s Board of Trustees. Included in the Audit Committee’s pre-approval of these non-audit service were the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5. Audit	Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule	of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure	of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio	Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9. Purchases	of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission	of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11. Controls	and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Exchange Act, as amended (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure	of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Exhibits.

(a)(1) A copy of the Registrant’s Code of Ethics, as required by Item 2 of this Form, accompanies this filing as an exhibit.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 11, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 11, 2022

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Treasurer, Controller, and CFO
Date: March 11, 2022